UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:    06/30/09

Check here if Amendment [ ];    Amendment Number:  ___
This Amendment (Check only one.):   [ ]  is a restatement
                                    [ ]  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:             INTEGRAL CAPITAL MANAGEMENT VIII, LLC
Address:          3000 Sand Hill Road
                  Bldg 3, Suite 240
                  Menlo Park, CA  94025

Form 13F File Number:      28-12759

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Pamela K. Hagenah
Title:   Manager
Phone:   (650) 233-3506


Signature, Place, and Date of Signing:

/s/ Pamela K. Hagenah
-------------------------------------------------------------------------------
Pamela K. Hagenah             Menlo Park, California            August 25, 2009
   Signature			  City, State			   Date

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SPECIAL ELECTRONIC FILING INSTRUCTIONS Continued


                              FORM 13F SUMMARY PAGE


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


Report Summary:

Number of Other Included Managers:                         -0-
Form 13F Information Table Entry Total:                    23
Form 13F Information Table Value Total:              $ 77,413
(Thousands)

List of Other Included Managers:

No. 13F File Number			Name

NONE

                                             INTEGRAL CAPITAL MANAGEMENT VIII, LLC
                                                   FORM 13F INFORMATION TABLE
                                                        AS OF 06/30/09



                        TITLE                    VALUE    SHARES/   SH/  PUT/  INVSTMT  OTHER         VOTING AUTHORITY
NAME OF ISSUER        OF CLASS       CUSIP     (X$1000)   PRN AMT   PRN  CALL  DSCRETN MANAGERS    SOLE    SHARED   NONE
-------------------  ----------      ------    ---------  --------  ---  ----  ------- --------  --------  ------   ----

ADOBE SYS INC	     COMM STK	     00724F101	 2,830	  100,000    SH		SOLE		   100,000	0     0
AKAMAI
  TECHNOLOGIES INC   COMM STK	     00971T101	 2,589	   135,000   SH		SOLE		   135,000	0     0
ARIBA INC	     COMM STK	     04033V203	 2,706	   275,000   SH		SOLE		   275,000	0     0
APPLE COMPUTER	     COMM STK	     037833100	 2,849	    20,000   SH		SOLE		    20,000	0     0
BIOMARIN
  PHARMACEUTICAL INC COMM STK	     09061G101	 3,512	   225,000   SH		SOLE		   225,000	0     0
BLUE COAT
  SYSTEMS INC	     COMM STK	     09534T508	 5,789	   350,000   SH		SOLE		   350,000	0     0
CELGENE CORP	     COMM STK	     151020104	 4,784	   100,000   SH		SOLE		   100,000	0     0
CITRIX SYS INC	     COMM STK	     177376100	 3,986	   125,000   SH		SOLE		   125,000	0     0
GENOMIC HEALTH INC   COMM STK	     37244C101	 3,057	   176,373   SH		SOLE		   176,373	0     0
GILEAD SCIENCES INC  COMM STK	     375558103	 3,747	    80,000   SH		SOLE		    80,000	0     0
GOOGLE INC	     COMM STK	     38259P508	 4,216	    10,000   SH		SOLE		    10,000	0     0
INTERNAP NETWORK
  SVCS CORP	     COMM STK	     45885A300	 1,396	   400,000   SH		SOLE		   400,000	0     0
ITRON INC.	     COMM STK	     465741106	 1,377	    25,000   SH		SOLE		    25,000	0     0
MAKO SURGICAL CORP   COMM STK	     560879108	 2,706	   300,000   SH		SOLE		   300,000	0     0
NEUSTAR INC	     CL A	     64126X201	 4,432	   200,000   SH		SOLE	`	   200,000	0     0
OMNITURE INC	     COMM STK	     68212S109	 2,010	   160,000   SH		SOLE		   160,000	0     0
PALM INC	     COMM STK	     696643105	 6,135	   370,000   SH		SOLE		   370,000	0     0
PALM INC	     CALL	     696643905	 2,350	     2,500 	 CALL	SOLE		     2,500	0     0
QUALCOMM INC	     COMM STK	     747525103	 2,938	    65,000   SH		SOLE		    65,000	0     0
QUEST SOFTWARE INC.  COMM STK	     74834T103	 4,182	   300,000   SH		SOLE		   300,000	0     0
RESEARCH IN
  MOTION LTD	     COMM STK	     760975102	 2,844	    40,000   SH		SOLE		    40,000	0     0
SOHU COM INC	     COMM STK	     83408W103	 3,456	    55,000   SH		SOLE		    55,000	0     0
YAHOO INC	     COMM STK	     984332106	 3,524	   225,000   SH		SOLE		   225,000	0     0

GRAND TOTAL				       $77,413
